Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we completed a “spin out” of our former business line. On April 24, 2020, we changed our name to Mitesco, Inc.

Since 2020, our operations have focused on establishing medical clinics utilizing Nurse Practitioners under The Good Clinic name and development and acquisition of telemedicine technology. In March of 2020, we formed a wholly owned subsidiary, Mitesco NA LLC, which holds The Good Clinic LLC, a Colorado limited liability company for our clinic business. The Company had previously established a strategy to address opportunities in Europe generally seeking technology solutions, or financing situations, through a Dublin based subsidiary, Acelerar Healthcare Holdings Ltd. After a review of its near-term opportunities in North America, the Board of Directors has determined that any efforts in the European community should be discontinued so that it can best focus on its North American operations. In conjunction with this decision the Company for the period ending December 31, 2021 it will take a one-time charge of $12,500 related to the discontinuation and wind down of its European efforts.

We opened our first The Good Clinic in Minneapolis, Minnesota in the first quarter of 2021 and have five (5) operating at the time of this filing. We have two (2) additional sites under contract with build-out underway in the Denver metropolitan areas before the end of 2022. We are making plans for up to opening up to fifty (50) new clinics in the next three years, in addition to any existing sites we might acquire.

Note 1 – Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we completed a “spin out” of our former business line. Effective April 22, 2020, we changed our name to Mitesco, Inc.

During 2020, our operations have focused on establishing medical clinics utilizing Nurse Practitioners under The Good Clinic name and development and acquisition of telemedicine technology. In March of 2020, we formed The Good Clinic LLC, a Colorado limited liability company for our clinic business. We entered into an agreement with four senior executives from Minute Clinic James Woodburn, Kevin Lee Smith, Michael Howe, and Rebecca Hafner-Fogarty (the “Sellers”) with the skills and know-how to assist the Company in the establishment of a series of clinics utilizing Nurse Practitioners and telemedicine technology in States where full practice authority for Nurse Practitioners is supported. We issued 4,800 shares of our Series A Preferred Stock to these individuals as compensation. We valued the 4,800 shares of the Series A Preferred Stock at $71,558 or approximately $14.91 per share based upon an analysis performed by an independent valuation consultant.

We opened our first The Good Clinic in Minneapolis, Minnesota in the first quarter of 2021 and have five (5) operating at the time of this filing. We have two (2) additional sites under contract with build-out underway in the Denver metropolitan areas before the end of 2022. We are making plans for up to opening up to fifty (50) new clinics in the next three years, in addition to any existing sites we might acquire.